Segment Information (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Net operating revenues	$ 756,673,000	$ 741,086,000	$ 713,669,000	$ 750,193,000	$ 744,021,000	$ 718,441,000	$ 694,131,000	$ 698,749,000	$ 693,186,000	$ 1,506,628,000	$ 1,494,214,000	$ 2,948,969,000	$ 2,804,507,000	$ 2,390,290,000
Adjusted EBITDA	105,958,000			110,279,000						206,039,000	219,343,000	405,847,000	385,961,000	307,079,000
Total assets:	2,845,055,000	2,760,313,000		2,778,414,000		2,770,738,000				2,845,055,000	2,778,414,000	2,760,313,000	2,770,738,000	2,719,572,000
Capital expenditures	13,963,000			16,183,000						27,962,000	27,934,000	68,185,000	46,016,000	51,761,000
Specialty Hospitals
Segment Information
Net operating revenues	559,386,000			557,130,000						1,117,137,000	1,110,168,000	2,197,529,000	2,095,519,000	1,702,165,000
Adjusted EBITDA	96,393,000			102,166,000						189,740,000	202,120,000	381,354,000	362,334,000	284,558,000
Total assets:	2,229,458,000	2,143,906,000		2,184,743,000		2,187,767,000				2,229,458,000	2,184,743,000	2,143,906,000	2,187,767,000	2,162,726,000
Capital expenditures	10,203,000			12,631,000						21,100,000	19,682,000	50,005,000	30,464,000	39,237,000
Assets held for sale		2,700,000				2,700,000						2,700,000	2,700,000	11,300,000
Outpatient Rehabilitation
Segment Information
Number of operating segments										2		2
Net operating revenues	197,080,000			193,050,000						389,181,000	383,949,000	751,317,000	708,867,000	688,017,000
Adjusted EBITDA	26,054,000			25,837,000						48,887,000	48,315,000	87,024,000	83,864,000	83,772,000
Total assets:	445,411,000	434,834,000		437,591,000		429,503,000				445,411,000	437,591,000	434,834,000	429,503,000	481,828,000
Capital expenditures	2,999,000			2,922,000						5,844,000	6,713,000	13,209,000	12,135,000	9,449,000
Other
Segment Information
Net operating revenues	207,000			13,000						310,000	97,000	123,000	121,000	108,000
Adjusted EBITDA	(16,489,000)			(17,724,000)						(32,588,000)	(31,092,000)	(62,531,000)	(60,237,000)	(61,251,000)
Total assets:	170,186,000	181,573,000		156,080,000		153,468,000				170,186,000	156,080,000	181,573,000	153,468,000	75,018,000
Capital expenditures	$ 761,000			$ 630,000						$ 1,018,000	$ 1,539,000	$ 4,971,000	$ 3,417,000	$ 3,075,000